U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 002-27514

POST-EFFECTIVE AMENDMENT NO. 78

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-01533

POST-EFFECTIVE AMENDMENT NO. 54

SELECTED INTERNATIONAL FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3778

Agents For Service:	Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
520-434-3778

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:

X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

    Title of Securities being Registered: Common Stock of:

              Selected International Fund, Inc. (Class S shares and Class D shares))

EXPLANATORY NOTE

This Post-Effective Amendment No. 78 to the Registration Statement contains:

XBRL filings for

Selected International Fund, Inc.

Signature Pages

Exhibits

SELECTED INTERNATIONAL FUND, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 12th day of May 2014.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED INTERNATIONAL FUND, INC.

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 12, 2014
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and
Douglas Haines	Principal Accounting Officer	May 12, 2014

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

*Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 28(q)(1), 28(q)(2), and 28(q)(3) of Registrant’s registration statement 002-27514.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

SELECTED INTERNATIONAL FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 12, 2014 by the following persons in the capacities indicated.

Signature	Title

William P. Barr*	Director
William P. Barr

Francisco L. Borges *	Director
Francisco L. Borges

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

Katherine L. MacWilliams*	Director
Katherine L. MacWilliams

James J. McMonagle*	Director
James J. McMonagle

Richard C. O’Brien*	Director
Richard C. O’Brien

*Ryan Charles signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 28(q)(1) and 28(q)(4) of Registrant’s registration statement 002-27514.

/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Selected International Fund, Inc.